Property and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Total cost	$ 1,314,546	$ 1,235,741
Total accumulated depreciation	(466,580)	(402,384)
Property, Plant and Equipment, Net, Total	847,966	833,357
Total depreciation expense	83,993	96,383	$ 101,703
Land [Member]
Property, Plant and Equipment [Line Items]
Total cost	145,417	138,546
Buildings And Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total cost	605,156	575,238
Equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	$ 563,973	$ 521,957